Finance (Income) Expense, Net	12 Months Ended
Dec. 31, 2025
Finance (Income) Expense, Net [Abstract]
FINANCE (INCOME) EXPENSE, NET

NOTE 15 — FINANCE (INCOME) EXPENSE, NET

	Year ended December 31
	2025	2024	2023
Finance income:
Change in fair value of derivative liabilities and convertible promissory notes	(3,562)	-	(841)
Interest income	(100)	(78)	(4)
Total finance income	(3,662)	(78)	(845)

Finance expense:
Change in fair value of derivative liabilities	-	607	-
Finance expenses in respect of third-party loan	-	7	-
Exchange rate differences	3	51	91
Issuance costs	160	603	-
Interest expense on loans from shareholders and related parties	175	-	-
Other finance expenses	261	37	10
Revaluation of securities -fair value through profit or loss	5	63	221
Total finance expenses	604	1,368	322
Finance expense (income), net	(3,058)	1,290	(523)